RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)							3 Months Ended		12 Months Ended
	Mar. 21, 2023	Mar. 31, 2022	Oct. 15, 2021	Mar. 21, 2021	Mar. 08, 2021	Dec. 09, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Feb. 21, 2022	May 11, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Price of warrant					$ 1.5
Proceeds from sale of Private Placement Warrants								$ 6,860,057	$ 6,860,057
Related Party Transaction, Incremental Hourly Fee			$ 500
Related Party Transaction, Expenses from Transactions with Related Party	$ 75,000
Debt Instrument Face Amount Aggregate Cap										$ 4,000,000
Notes Payable, Related Parties, Current		$ 1,812,295					$ 1,812,295		1,412,295			$ 25,716
Due from Related Parties, Current		$ 488,716					488,716		502,956
Accrued services expenses							10,000		$ 100,000
Services expenses							$ 30,000	$ 83,750
Pine Brook
Related Party Transaction [Line Items]
Related Party Transaction, Right to Repurchase Shares							1,875,000		1,875,000
Due from Related Parties, Current									$ 1,766,282
Better
Related Party Transaction [Line Items]
Related Party Transaction, Right to Repurchase Shares							1,898,734		1,898,734
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Incremental Hourly Fee							$ 500
Related Party Transaction, Expenses from Transactions with Related Party				$ 50,000
Expenses per month							10,000
Expenses per year							$ 15,000
Novator Private Placement Share
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued		3,500,000					3,500,000		3,500,000
Price of warrant		$ 10							$ 10
Proceeds from sale of Private Placement Warrants					$ 35,000,000				$ 35,000,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued		4,266,667					4,266,667		4,266,667
Price of warrant		$ 1.5							$ 1.5
Proceeds from sale of Private Placement Warrants					$ 6,400,000				$ 6,400,000
Promissory Note from Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note											$ 2,000,000
Principal amount of notes restated						$ 300,000
Debt Instrument Face Amount Aggregate Cap		$ 8,000,000					$ 8,000,000		8,000,000
Notes Payable, Related Parties, Current									1,412,295
Aggregate principal amount		$ 4,000,000					$ 4,000,000		4,000,000		$ 2,000,000
Promissory Note from Related Party | Subsequent Event
Related Party Transaction [Line Items]
Debt Instrument Face Amount Aggregate Cap										$ 4,000,000
Director Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			50,000
Related Party Transaction, Expenses from Transactions with Related Party									$ 50,000
Director Services Agreement [Member] | Subsequent Event
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			50,000
Related Party Transaction, Incremental Hourly Fee			$ 500